Other Non-financial Assets	12 Months Ended
Dec. 31, 2023
Disclosure of Other Non Financial Assets [abstract]
Other Non-financial Assets

NOTE 21. OTHER NON-FINANCIAL ASSETS
“Other Non-financial Assets” break down as follows:

	12.31.23	12.31.22
Payments on behalf of third parties	12,092,323	11,866,190
Advances of fees to Directors and Syndics	37,307	64,557
Advances to Personnel	369,159	161,536
Tax Credits	32,254,506	38,000,688
Payments made in Advance	56,981,993	39,021,353
Advances for Purchase of Assets	8,404,339	27,346,089
Investment properties (*)	10,687,666	10,309,664
Other Sundry Assets Measured at Cost	24,219,152	20,420,894
Assets Taken in Defense of Credits	405,766	630,457
Contract Assets	4,959,621	2,336,053
Others	6,311,947	7,847,892
Total	156,723,779	158,005,373
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(*)	Changes in “Investment Properties” are detailed in Schedule F.
Related-party information is disclosed in Note 51.